INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Schedule of results of equity method investments

	12/31/2020	12/31/2019
		(*)
Jointly-controlled companies
Norte Energia	6,600,626	7,030,651
Energia Sustentável do Brasil	3,250,575	2,840,844
Belo Monte Transmissora	1,702,719	1,574,228
Interligação Elétrica do Madeira	1,375,039	1,567,055
Madeira Energia	906,289	1,518,931
Norte Brasil Transmissora de Energia	795,287	920,276
Teles Pires Participações	746,820	753,865
Companhia Energética Sinop	555,783	503,010
Empresa de Energia São Manoel	434,379	528,412
Mata de Santa Genebra	534,167	570,803
Chapecoense Geração	373,740	409,864
Interligação Elétrica Garanhuns	324,874	318,267
Enerpeixe	265,711	254,272
Transmissora Sul Litorânea de Energia	171,632	150,375
Sistema de Transmissão Nordeste - STN	217,861	177,158
Goiás Transmissão	212,431	204,859
Paranaíba Transmissora de Energia	173,434	153,725
Transenergia Renovável	116,395	116,471
Retiro Baixo Energética	157,183	144,796
MGE Transmissão	137,148	139,176
Rouar	128,315	109,643
Triângulo Mineiro Transmissora	126,654	112,865
Vale do São Bartolomeu	64,019	60,305
Transnorte Energia	25,498	39,973
Others	749,315	553,463
	20,145,894	20,753,287

Associates companies
CTEEP	4,314,282	3,681,099
Energetics Águas da Pedra	244,444	233,604
Lajeado Energia	90,340	67,230
CEB Lajeado	67,956	63,047
Paulista Lajeado	38,056	29,967
Others	2,095,271	2,128,030
	6,850,349	6,202,977
Total Investment	26,996,243	26,956,264

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Schedule of investments recognized at fair value

		EQUITY BOOK
	PARTICIPATION	VALUE (a)
	12/31/2020	12/31/2020	12/31/2020	12/31/2019
AES Tietê	7.56%	179,360	498,636	509,019
Coelce	7.06%	52,340	291,655	301,218
Energisa Holding	2.31%	389,337	439,887	449,718
Cesp	2.05%	122,284	238,437	214,488
Celesc	10.75%	144,069	226,650	213,556
Copel	0.56%	44,247	107,154	105,776
Celpa	0.99%	15,059	80,309	81,376
Celpe	1.56%	10,365	39,489	30,225
Celpe	0.19%	2,845	11,960	12,796
Rio Paranapanema	0.47%	3,924	19,322	20,982
CEB	2.10%	11,861	45,854	18,439
Others	Between 0.13% to 0.31%	52,287	93,926	99,397
		1,027,978	2,093,279	2,056,990

(a)	Equity value according to the participation of Eletrobras and its subsidiaries in the share capital of the companies.

Schedule of the balance of provisions for investments

	12/31/2020	12/31/2019
Energia Sustentável do Brasil	432,250	821,276
Interligação Elétrica do Madeira	210,091	—
Companhia Energética Sinop	218,280	201,100
Empresa de Energia São Manoel	197,467	128,694
Mata de Santa Genebra	124,623	—
Transnorte Energia	108,937	94,805
Belo Monte Transmissora	111,374	80,312
Norte Brasil Transmissora de Energia	78,000	—
Interligação Elétrica Garanhuns	38,069	34,740
Madeira Energia	66,372	76,168
Fronteira Oeste Transmissora de Energia	23,881	—
Others	2,531	8,795
	1,611,875	1,445,890

Schedule of movement in the most relevant investments

						Adjustments from	Dividends
	Balance			Other		previous	and Interest
	as of	Capital		Comprehensive	Capitalization of	fiscal	on Shareholder's	Equity	Provision	Balance as of
Associated companies and jointly- controlled ventures	12/31/2019 (*)	contribution	Write-off	Results	AFAC	years	equity	Method	for Losses	12/31/2020
Norte Energia	7,030,651	—	—	—	—	—	—	(430,025)	—	6,600,626
CTEEP	3,681,099	—	—	(92,138)	—	—	(412,819)	1,138,140	—	4,314,282
Energia Sustentável do Brasil	2,840,844	—	—	—	144,400	—	—	(123,695)	389,026	3,250,575
Belo Monte Transmissora	1,574,228	—	—	—	—	32,482	(17,124)	144,195	(31,062)	1,702,719
Interligação Elétrica do Madeira	1,567,055	—	—	—	—	(279)	(5,717)	24,071	(210,091)	1,375,039
Madeira Energia	1,518,931	—	—	—	—	—	—	(622,438)	9,796	906,289
Norte Brasil Transmissora de Energia	920,276	—	—	—	—	(29,443)	(87,579)	70,033	(78,000)	795,287
Teles Pires Participações	753,865	28,490	—	—	—	—	—	(35,535)	—	746,820
Companhia Energética Sinop	503,010	—	—	—	—	—	—	69,953	(17,180)	555,783
Empresa de Energia São Manoel	528,412	—	—	—	—	—	—	(25,260)	(68,773)	434,379
Mata de Santa Genebra	570,803	39,322	—	—	—	—	—	48,665	(124,623)	534,167
Chapecoense Geração	409,864	—	—	—	—	—	(148,310)	112,186	—	373,740
Interligação Elétrica Garanhuns	318,267	—	—	—	—	—	(26,977)	36,913	(3,329)	324,874
Enerpeixe	254,272	—	—	—	—	—	(35,175)	46,614	—	265,711
Energética Águas da Pedra	233,604	—	—	—	—	—	(48,248)	59,088	—	244,444
Transmissora Sul Litorânea de Energia	150,375	—	—	—	—	—	—	21,258	—	171,632
Sistema de Transmissão Nordeste - STN	177,158	—	—	—	—	—	(28,934)	69,637	—	217,861
Goiás Transmissão	204,859	—	—	—	—	—	(2,358)	9,930	—	212,431
Paranaíba Transmissora de Energia	153,725	—	—	—	—	—	(6,139)	25,848	—	173,434
Rouar	109,643	—	—	31,760	—	—	(18,622)	5,534	—	128,315
Transnorte Energia	39,973	—	—	—	—	—	—	(343)	(14,132)	25,498
MGE Transmissão	139,176	—	—	—	—	—	—	(2,028)	—	137,148
Transenergia Renovável	116,471	—	—	—	—	(1)	(9,992)	9,917	—	116,395
Retiro Baixo Energética	144,796	—	—	—	—	—	(3,858)	16,245	—	157,183
Triângulo Mineiro Transmissora	112,865	—	—	—	—	—	(1,470)	15,259	—	126,654
Vale do São Bartolomeu	60,305	357	—	—	—	—	—	3,357	—	64,019
Lajeado Energia	67,230	—	—	13	—	—	(73,496)	96,593	—	90,340
CEB Lajeado	63,047	—	—	4	—	—	(19,139)	24,044	—	67,956
Paulista Lajeado	29,967	—	—	—	—	—	—	8,089	—	38,056
Others	2,681,493	—	(2,941)	(116,331)	63,315	133,951	(416,536)	526,280	(24,645)	2,844,586
Total Investments	26,956,264	68,169	(2,941)	(176,692)	207,715	136,710	(1,362,493)	1,342,526	(173,013)	26,996,243

 (*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

	Balance				Adjustments from	Dividends and			Balance
	as of	Capital	Other	Capitalization	previous	Interest			as of
	12/31/2018	contribution/	Comprehensive	of	fiscal	on Shareholder's	Equity	Provision	12/31/2019
Subsidiaries, affiliates and jointly controlled companies	(*)	reduction	Results	AFAC	years	equity	Method	for Losses	(*)
Norte Energia	6,595,928	—	—	—	—	—	167,128	267,595	7,030,651
CTEEP	4,024,671	—	(15,133)	—	(363,685)	(358,579)	393,825	—	3,681,099
Energia Sustentável do Brasil	2,976,447	—	—	337,200	—	—	(38,299)	(434,504)	2,840,844
Madeira Energia	1,852,241	—	—	—	—	—	(409,816)	76,506	1,518,931
Belo Monte Transmissora	1,303,752	—	—	—	(14,936)	(2,613)	89,611	198,414	1,574,228
Interligação Elétrica do Madeira	1,491,339	—	—	—	—	—	75,716	—	1,567,055
Norte Brasil Transmissora de Energia	1,082,843	—	—	—	(208,593)	(22,211)	68,237	—	920,276
Teles Pires Participações	714,508	55,962	—	—	—	—	(29,937)	13,332	753,865
Companhia Energética Sinop	462,114	264,568	—	—	—	—	(39,738)	(183,934)	503,010
Empresa de Energia São Manoel	351,065	19,333	—	—	—	—	(6,962)	164,976	528,412
Mata de Santa Genebra	361,684	130,289	—	—	—	—	(41,815)	120,645	570,803
Chapecoense Geração	395,841	—	—	—	—	(108,460)	122,483	—	409,864
Interligação Elétrica Garanhuns	251,729	—	—	—	—	(5,897)	36,484	35,951	318,267
Enerpeixe	260,599	—	—	—	—	(54,430)	48,103	—	254,272
Energetica Águas da Pedra	218,301	—	—	—	—	(41,939)	57,242	—	233,604
Transmissora Sul Litorânea de Energia	156,340	—	—	—	—	195	(6,160)	—	150,375
Sistema de Transmissão Nordeste - STN	165,749	—	—	—	—	(16,044)	27,453	—	177,158
Goiás Transmissão	188,574	—	—	—	—	(5,072)	21,357	—	204,859
Paranaíba Transmissora de Energia	140,919	—	—	—	—	(2,986)	15,792	—	153,725
Rouar	124,448	—	5,029	—	—	(21,060)	1,226	—	109,643
Transnorte Energia	21,149	—	—	—	(73)	—	(4,963)	23,860	39,973
MGE Transmissão	127,583	—	—	—	—	—	11,593	—	139,176
Transenergia Renovável	124,031	—	—	—	—	(15,713)	8,153	—	116,471
Retiro Baixo Energética	134,277	—	—	—	—	(3,277)	13,796	—	144,796
Triângulo Mineiro Transmissora	91,698	1,406	—	—	—	—	19,761	—	112,865
Vale do São Bartolomeu	51,173	4,926	—	—	(1)	—	4,207	—	60,305
Lajeado Energia	79,923	—	(67)	—	4,838	(78,566)	61,102	—	67,230
CEB Lajeado	52,804	—	(18)	—	—	(17,232)	27,493	—	63,047
Paulista Lajeado	30,241	—	—	—	—	(7,259)	6,985	—	29,967
Others	2,647,487	(132,841)	(77,231)	114,005	(79,067)	(381,941)	545,569	45,512	2,681,493
Total Investments	26,479,458	343,643	(87,419)	451,205	(661,517)	(1,143,084)	1,245,626	328,353	26,956,264

 (*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

							Adjustments of
	Balance as of			Other			first	Dividends and					Balance as of
	01/01/2018	Sale of	Capital	Comprehensive	Capitalization of		adoption IFRS 9	Interest on Equity				Provision for	12/31/2018
Subsidiaries, affiliates, and joint subsidiaries	(*)	participations	integration/Reduction	Results	AFAC	Capital Loss	and 15	Capital	Equity Method	SPEs Transfer	Held for sale	Losses	(*)
Norte Energia	5,574,123	—	328,112	—	140,700	—	—	—	526,008	—	—	26,985	6,595,928
CTEEP	3,485,985	—	—	26,370	—	—	395,857	(745,791)	862,250	—	—	—	4,024,671
Energia Sustentável do Brasil	3,073,485	—	—	—	535,200	—	—	—	(469,122)	—	—	(163,116)	2,976,447
Madeira Energia	1,763,538	—	678,069	—	—	—	—	—	(750,729)	—	—	161,363	1,852,241
Belo Monte Transmissora de Energia	990,331	—	24,500	—	—	—	(105,969)	(8,548)	300,445	—	—	102,993	1,303,752
Interligação Elétrica do Madeira	1,271,759	—	—	—	—	—	(42,755)	—	262,335	—	—	—	1,491,339
Norte Brasil Transmissora de Energia	1,046,172	—	—	—	—	—	(14,808)	(12,967)	64,446	—	—	—	1,082,843
Teles Pires Participações	751,226	—	77,823	—	—	—	—	—	(114,542)	—	—	1	714,508
Companhia Energética Sinop	522,332	—	70,560	—	—	—	—	—	(130,778)	—	—	—	462,114
Empresa de Energia São Manoel	299,983	—	26,000	—	—	—	—	—	(30,996)	—	—	56,078	351,065
Mata de Santa Genebra	314,689	—	47,904	—	—	—	—	3,250	(4,159)	—	—	—	361,684
Chapecoense Geração	389,981	—	—	—	—	—	—	(105,540)	111,400	—	—	—	395,841
Interligação Elétrica Garanhuns	267,424	—	—	—	—	—	(34,911)	(15,844)	16,873	—	—	18,187	251,729
Enerpeixe	292,002	—	—	—	—	—	—	(71,273)	39,870	—	—	—	260,599
Energetica Águas da Pedra	224,668	—	—	—	—	—	—	(50,077)	43,710	—	—	—	218,301
Transmissora Sul Litorânea de Energia	136,585	—	25,948	—	—	—	—	(8,693)	2,500	—	—	—	156,340
Sistema de Transmissão Nordeste - STN	216,741	—	—	—	—	—	(50,646)	(43,410)	43,064	—	—	—	165,749
Goiás Transmissão	172,892	—	—	—	—	—	—	—	15,682	—	—	—	188,574
Paranaíba Transmissora	172,745	—	—	—	2,082	—	—	(2,999)	(30,909)	—	—	—	140,919
Rouar	105,413	—	—	18,062	—	—	—	—	973	—	—	—	124,448
Transnorte Energia	148,453	—	—	—	—	—	(10,575)	—	1,936	—	—	(118,665)	21,149
MGE Transmissão	118,866	—	—	—	—	—	—	—	8,717	—	—	—	127,583
Transenergia Renovável	91,080	—	—	—	—	—	—	(2,450)	(8,285)	—	—	43,686	124,031
Retiro Baixo Energética	124,386	—	—	—	—	—	—	(3,081)	12,972	—	—	—	134,277
Triângulo Mineiro Transmissora	106,418	—	—	—	—	—	—	—	(14,720)	—	—	—	91,698
Vale do São Bartolomeu	57,396	—	4,290	—	—	—	—	—	(10,513)	—	—	—	51,173
Lajeado Energia	64,103	—	—	—	—	—	—	(23,886)	39,705	—	—	—	79,923
CEB Lajeado	49,153	—	—	—	—	—	—	(15,237)	18,889	—	—	—	52,804
Paulista Lajeado	30,436	—	—	—	—	—	—	(9,873)	9,679	—	—	—	30,241
Others	5,044,464	(599,002)	(1,881,243)	(376,559)	42,151	(18,043)	238,148	(217,759)	284,450	1,896,902	(1,888,034)	122,012	2,647,487
Total Investments	26,906,829	(599,002)	(598,037)	(332,127)	720,133	(18,043)	374,341	(1,334,178)	1,101,151	1,896,902	(1,888,034)	249,524	26,479,458

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Schedule of information of the main joint ventures and associates

	12/31/2020
		Current	Non-current	Total	Current	Non-current	Net	Total	Net operating	Net
Jointly-controlled companies	Participation	assets	assets	Assets	Liabilities	Liabilities	Equity	liabilities	revenue	Profit/(Loss)
Norte Energia	49.98%	1,796,877	42,691,891	44,488,768	1,957,228	29,357,442	13,174,098	44,488,768	4,402,647	(860,393)
Madeira Energia	43.00%	945,143	21,369,986	22,315,129	1,149,935	18,906,101	2,259,093	22,315,129	3,200,238	(1,445,667)
Energia Sustentável do Brasil	40.00%	1,022,672	20,055,429	21,078,101	978,706	10,892,330	9,207,065	21,078,101	2,676,045	(309,234)
Belo Monte Transmissora de energia	49.00%	963,497	7,198,219	8,161,716	500,544	4,047,209	3,613,963	8,161,716	833,619	294,278
Interligação Elétrica do Madeira	49.00%	953,700	5,685,551	6,639,251	502,940	2,900,780	3,235,531	6,639,251	595,799	49,125
Teles Pires Participações	49.72%	274,021	4,918,375	5,192,395	316,956	3,347,957	1,527,482	5,192,395	792,973	(72,291)
Empresa de Energia São Manuel	33.00%	193,508	3,723,477	3,916,985	210,909	1,815,213	1,890,863	3,916,985	360,656	(80,474)
Norte Brasil Transmissora de Energia	49.00%	404,445	3,316,564	3,721,009	108,869	1,764,591	1,847,549	3,721,009	342,623	142,923
Mata de Santa Genebra	50.00%	366,390	2,565,115	2,931,505	158,351	1,452,934	1,320,220	2,931,505	364,070	96,994
Companhia Energética Sinop	49.00%	241,595	2,860,268	3,101,863	85,202	1,436,941	1,579,720	3,101,863	269,647	(105,647)
Chapecoense Geração	40.00%	265,107	2,624,982	2,890,089	371,413	1,584,327	934,349	2,890,089	935,862	280,465
Enerpeixe	40.00%	476,575	1,758,817	2,235,392	793,861	777,254	664,277	2,235,392	303,132	116,532
Serra do Facão Energia	49.00%	378,352	1,963,451	2,341,803	235,198	1,842,701	263,904	2,341,803	402,091	(5,987)
Paranaíba Transmissora	24.50%	179,229	1,507,886	1,687,115	104,040	875,182	707,893	1,687,115	205,402	105,503
Interligação Elétrica Garanhuns	49.00%	113,221	1,008,012	1,121,234	71,093	309,438	740,703	1,121,234	114,343	75,331

Associates companies
CTEEP	36.05%	5,507,858	19,084,500	24,592,358	1,372,497	9,094,419	14,125,442	24,592,358	3,696,428	3,382,650

	12/31/2019
			Non-			Non-			Net
		Current	current	Total	Current	current	Net	Total	operating	Net
Jointly-controlled companies	Participation	assets	assets	Assets	Liabilities	Liabilities	Equity	1iabilities	revenue	Profit/(Loss)
Norte Energia	50.0%	1,102,615	43,937,145	45,039,760	4,412,114	26,596,065	14,031,581	45,039,760	4,214,481	209,628
Madeira Energia	50.0%	749,938	21,679,634	22,429,572	1,176,997	17,547,815	3,704,760	22,429,572	3,197,523	(951,833)
Energia Sustentável do Brasil	33.0%	728,881	20,536,876	21,265,757	926,137	11,184,321	9,155,299	21,265,757	2,568,049	(95,748)
Belo Monte Transmissora	49.0%	802,462	6,564,791	7,367,253	308,140	3,570,836	3,488,277	7,367,253	790,313	237,334
Interligação Elétrica do Madeira	40.0%	814,211	5,638,250	6,452,461	446,653	2,807,735	3,198,073	6,452,461	524,261	154,526
Teles Pires Participações	49.0%	159,645	5,087,639	5,247,284	323,559	3,381,578	1,542,148	5,247,284	831,628	(63,933)
Norte Brasil Transmissora de Energia	40.0%	403,176	3,020,410	3,423,586	304,675	1,296,299	1,822,612	3,423,586	350,239	56,902
Empresa de Energia São Manoel	49.0%	224,723	3,736,295	3,961,018	163,712	1,825,969	1,971,337	3,961,018	382,499	(13,216)
Chapecoense Geração	49.0%	379,358	2,744,455	3,123,813	451,803	1,647,352	1,024,658	3,123,813	884,034	306,209
Companhia Energética Sinop	24.5%	174,672	2,772,270	2,946,942	57,237	1,415,633	1,474,072	2,946,942	241,413	(43,982)
Mata de Santa Genebra	49.0%	289,538	2,370,123	2,659,661	129,811	1,385,424	1,144,426	2,659,661	357,522	(83,266)
Enerpeixe	49.0%	423,615	1,607,716	2,031,331	614,447	781,203	635,681	2,031,331	407,564	120,259
Interligação Elétrica Garanhuns	49.0%	124,787	979,688	1,104,475	56,211	327,837	720,427	1,104,475	93,034	75,299
Paranaíba Transmissora	24.5%	178,558	1,759,242	1,937,800	104,065	1,042,030	791,705	1,937,800	175,055	51,313

Associates companies
CTEEP	36.1%	4,933,448	16,665,646	21,599,094	1,615,825	6,221,662	13,761,607	21,599,094	3,331,862	1,779,451

Schedule of market value of investees accounted for using the equity method that are quoted on the stock exchange

		Fair value (a)
Publicly traded companies	Participation	12/31/2020	12/31/2019
Valued using the equity method
CTEEP	36.04%	6,521,147	5,389,526
EQUATORIAL MARANHÃO D.	33.55%	2,624,872	2,624,872
CEEE-GT	32.59%	1,634,744	1,268,004
EMAE	40.62%	1,087,136	532,395
CEEE-D	32.59%	316,343	315,467

Schedule of investments in joint ventures and associates

12/31/2020
Equity	Invesment	Blocking	Blocked
Holdings	Amount	Percentage	Investment
CTEEP	4,235,422	87.51%	3,706,418
Equatorial Maranhão D.	948,611	91.47%	867,694
CEEE - GT	824,914	95.72%	789,608
EMAE	280,364	100.00%	280,364
AES Tiete	498,636	99.77%	497,489
Energisa Holding	439,887	73.45%	323,097
Coelce	291,655	76.61%	223,437
CESP	238,437	97.85%	233,310
Celesc	226,650	57.85%	131,117
CEB	45,854	99.97%	45,840
Celpa	80,309	100.00%	80,309
Celpe	39,489	100.00%	39,489
Energisa MT	11,960	100.00%	11,960
Total	8,162,188		7,230,132